UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22530

 NAME OF REGISTRANT:                     Salient MLP & Energy Infrastructure
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 4265 San Felipe, Suite 800
                                         Houston, TX 77027

 NAME AND ADDRESS OF AGENT FOR SERVICE:  A. Haag Sherman
                                         4265 San Felipe, Suite 800
                                         Houston, TX 77027

 REGISTRANT'S TELEPHONE NUMBER:          (713) 993-4675

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011




Salient MLP & Energy Infrastructure Fund

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 The fund did not vote any proxies during the period covered by this report.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Salient MLP & Energy Infrastructure Fund
By (Signature)       /s/ Greg A. Reid
Name                 Greg A. Reid
Title                President
Date                 August 11, 2011